Expense by nature (Tables)	12 Months Ended
Dec. 31, 2021
Expenses
Schedule of Expense by Nature

	2021	2020
	$	$
	(recast – note 2)

Salaries, wages and benefits	10,549	6,991
Research and development expenditures, including clinical costs	16,105	14,914
Professional and consulting fees	2,499	1,856
Travel	216	49
Office, rent and telecommunications	906	567
Insurance	3,952	2,649
Marketing, communications and investor relations	1,368	1,178
Depreciation	551	384
Stock-based compensation (non-cash)	1,742	750
DSU compensation (non-cash)	584	401
Other	738	514
Foreign exchange loss (gain)	(110)	996
Accreted interest and valuation adjustments (non-cash)	907	27
Research and development tax credits	(1,599)	(1,268)
Government assistance	(1,631)	(3,724)
	36,777	26,284